CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 57,620,552	$ 47,083,424	$ 43,448,278
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	7,994,638	3,149,314	2,792,547
Loss on disposal of property, plant and equipment	12,726
Warrant compensation expense	5,700,000
Amortization of land use right	322,638	259,438	30,827
Changes in assets and liabilities:
Accounts receivable, net	(2,046,819)	721,098	5,496,540
Notes receivable, net	(554,789)
Inventories	(16,712,453)	(1,043,397)	(2,404,567)
Prepaid expenses and other deposits	621,611	(914,841)	(37,772)
Prepaid purchases	(16,284,440)	(11,361,129)	(5,514,883)
Other receivables	(697,676)	224,051	(1,026,036)
Accounts payable	5,168,689	(4,967,264)	2,278,603
Income tax payable	1,078,582	334,361	1,628,627
Customers deposit	12,911,217	1,539,833	(9,338,097)
Accrued liabilities and other payables	1,113,651	1,452,762	(3,565,821)
Net cash provided by operating activities	56,248,127	36,477,650	33,788,246
Cash flows from investing activities:
Cash paid for property, plant and equipment	(29,816,858)	(65,063,864)	(5,213,329)
Proceeds from disposal of property, plant and equipment	9,655
Payment of purchases of land use right	(9,073,284)	(1,903,656)	(14,648)
Cash deposit - potential business initiative program - related party	(5,000,000)
Cash deposit refunded - related party	5,000,000
Advance to unrelated third party	(3,415,724)
Investment in certificates of deposit	(3,101,978)
Changes in restricted cash	(47,212,098)	(29,032,134)	(12,785,820)
Changes in prepaid machinery deposits		13,973,966	(13,336,084)
Net cash used in investing activities	(102,823,548)	(84,118,759)	(31,349,881)
Cash flows from financing activities:
Repayment of term loans	(45,831,718)	(45,984,848)	(37,269,379)
Proceeds from term loans	43,815,432	56,093,042	40,574,191
Proceeds from notes payable, net	111,733,230	45,213,650	14,102,666
Proceeds received from common stock issued and warrant conversion, net		28,682,613	26,736,329
Proceeds received from exercise of warrants	66,473,875
Warrant compensation expense	(5,700,000)
Purchase of treasury stock	(4,516,744)
Repayment of subscription receivable			4,310,087
Land use right payable			(28,521)
Due to former minority shareholders			(4,310,087)
Dividends paid			(9,601,549)
Net cash provided by financing activities	165,974,075	84,004,457	34,513,737
Net increase in cash	119,398,654	36,363,348	36,952,102
Effect on change of exchange rates	7,724,965	3,506,581	32,863
Cash as of January 1	119,477,298	79,607,369	42,622,404
Cash as of December 31	246,600,917	119,477,298	79,607,369
Cash paid during the year for:
Interest paid	6,254,304	3,927,906	3,237,757
Income tax paid	20,883,046	15,738,892	13,122,287
Non-cash paid during the year for:
Dividend paid			18,525,000
Future Period
Cash flows from investing activities:
Payment of purchases of land use right	$ (10,213,261)	$ (2,093,071)